Note 9 - Stock-based Compensation (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 04, 2015	Dec. 31, 2014
Common Stock, Capital Shares Reserved for Future Issuance	24,561,472		24,245,267
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	6,839,600		7,019,600	3,463,600	5,043,600	5,487,752
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 1,300,000		$ 1,900,000	$ 0
Share-based Goods and Nonemployee Services Transaction, Compensation Expense	$ 401,000	$ 0
Employee Stock Option [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 182 days		1 year 346 days	0 years
Sun BioPharma, Inc. 2016 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years		10 years
Common Stock, Capital Shares Reserved for Future Issuance	3,896,000		3,856,000
Sun BioPharma, Inc. 2016 Omnibus Incentive Plan [Member] | Employee Stock Option [Member]
Common Stock, Capital Shares Reserved for Future Issuance	15,000,000		15,000,000
Sun BioPharma, Inc. 2011 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	2,943,600		3,163,600
Sun BioPharma, Inc. 2011 Stock Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			0 years
Sun BioPharma, Inc. 2011 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			2 years
Sun BioPharma, Inc. 2011 Stock Option Plan [Member] | Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	0 years
Sun BioPharma, Inc. 2011 Stock Option Plan [Member] | Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	2 years